Long-term Debt (Total LTD) (Details) CAD in Millions, $ in Millions		12 Months Ended
	Nov. 14, 2017	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Maturity		Feb. 01, 2019
Debt, gross		CAD 11,739	CAD 11,854
Net unamortized discount and debt issuance costs		(911)	(917)
Total		10,828	10,937
Less: Current portion of long-term debt		2,080	1,489
Total long-term debt		8,748	9,448
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt, gross		955	605
Accounts Receivable Securitization [Member]
Debt Instrument [Line Items]
Debt, gross		421	0
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt, gross		158	344
Notes and Debentures [Member]
Debt Instrument [Line Items]
Debt, gross		CAD 10,205	10,905
Canadian National series, 3-year floating rate notes
Debt Instrument [Line Items]
Term of Issuance		3 years
Maturity		Nov. 14, 2017
Debt, gross		CAD 0	CAD 336		$ 250
Canadian National series, 3-year floating rate notes | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.48%		1.07%		1.07%
LTD other disclosures
Percentage points added to the three-month LIBOR	0.17%		0.17%
Canadian National series, 5.85% 10-year notes
Debt Instrument [Line Items]
Interest rate		5.85%		5.85%
Term of Issuance		10 years
Maturity		Nov. 15, 2017
Debt, gross		CAD 0	CAD 336		$ 250
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate		5.55%		5.55%
Term of Issuance		10 years
Maturity		May 15, 2018
Debt, gross		CAD 409	436	$ 325	325
Canadian National series, 6.80% 20-year notes
Debt Instrument [Line Items]
Interest rate		6.80%		6.80%
Term of Issuance		20 years
Maturity		Jul. 15, 2018
Debt, gross		CAD 251	269	$ 200	200
Canadian National series, 5.55% 10-year notes
Debt Instrument [Line Items]
Interest rate		5.55%		5.55%
Term of Issuance		10 years
Maturity		Mar. 01, 2019
Debt, gross		CAD 692	738	$ 550	550
Canadian National series, 2.75% 7-year notes
Debt Instrument [Line Items]
Interest rate		2.75%		2.75%
Term of Issuance		7 years
Maturity		Feb. 18, 2021
Debt, gross		CAD 250	250
Canadian National series, 2.85% 10-year notes
Debt Instrument [Line Items]
Interest rate		2.85%		2.85%
Term of Issuance		10 years
Maturity		Dec. 15, 2021
Debt, gross		CAD 503	537	$ 400	400
Canadian National series, 2.25% 10-year notes
Debt Instrument [Line Items]
Interest rate		2.25%		2.25%
Term of Issuance		10 years
Maturity		Nov. 15, 2022
Debt, gross		CAD 314	336	$ 250	250
Canadian National series, 7.63% 30-year debentures
Debt Instrument [Line Items]
Interest rate		7.63%		7.63%
Term of Issuance		30 years
Maturity		May 15, 2023
Debt, gross		CAD 189	201	$ 150	150
Canadian National series, 2.95% 10-year notes
Debt Instrument [Line Items]
Interest rate		2.95%		2.95%
Term of Issuance		10 years
Maturity		Nov. 21, 2024
Debt, gross		CAD 440	470	$ 350	350
Canadian National series, 2.80% 10-year notes
Debt Instrument [Line Items]
Interest rate		2.80%		2.80%
Term of Issuance		10 years
Maturity		Sep. 22, 2025
Debt, gross		CAD 350	350
Canadian National series, 2.75% 10-year notes
Debt Instrument [Line Items]
Interest rate		2.75%		2.75%
Term of Issuance		10 years
Maturity		Mar. 01, 2026
Debt, gross		CAD 629	671	$ 500	500
Canadian National series, 6.90% 30-year notes
Debt Instrument [Line Items]
Interest rate		6.90%		6.90%
Term of Issuance		30 years
Maturity		Jul. 15, 2028
Debt, gross		CAD 597	638	$ 475	475
Canadian National series, 7.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate		7.38%		7.38%
Term of Issuance		30 years
Maturity		Oct. 15, 2031
Debt, gross		CAD 251	269	$ 200	200
Canadian National series, 6.25% 30-year notes
Debt Instrument [Line Items]
Interest rate		6.25%		6.25%
Term of Issuance		30 years
Maturity		Aug. 01, 2034
Debt, gross		CAD 629	671	$ 500	500
Canadian National series, 6.20% 30-year notes
Debt Instrument [Line Items]
Interest rate		6.20%		6.20%
Term of Issuance		30 years
Maturity		Jun. 01, 2036
Debt, gross		CAD 566	604	$ 450	450
Canadian National series, 6.71% Puttable Reset Securities PURS
Debt Instrument [Line Items]
Interest rate		6.71%		6.71%
Maturity		Jul. 15, 2036
Debt, gross		CAD 314	336	$ 250	250
Canadian National series, 6.38% 30-year debentures
Debt Instrument [Line Items]
Interest rate		6.38%		6.38%
Term of Issuance		30 years
Maturity		Nov. 15, 2037
Debt, gross		CAD 377	403	$ 300	300
Canadian National series, 3.50% 30-year notes
Debt Instrument [Line Items]
Interest rate		3.50%		3.50%
Term of Issuance		30 years
Maturity		Nov. 15, 2042
Debt, gross		CAD 314	336	$ 250	250
Canadian National series, 4.50% 30-year notes
Debt Instrument [Line Items]
Interest rate		4.50%		4.50%
Term of Issuance		30 years
Maturity		Nov. 07, 2043
Debt, gross		CAD 314	336	$ 250	250
Canadian National series, 3.95% 30-year notes
Debt Instrument [Line Items]
Interest rate		3.95%		3.95%
Term of Issuance		30 years
Maturity		Sep. 22, 2045
Debt, gross		CAD 400	400
Canadian National series, 3.20% 30-year notes
Debt Instrument [Line Items]
Interest rate		3.20%		3.20%
Term of Issuance		30 years
Maturity		Aug. 02, 2046
Debt, gross		CAD 817	872	$ 650	$ 650
Canadian National series, 3.60% 30-year notes
Debt Instrument [Line Items]
Interest rate		3.60%		3.60%
Term of Issuance		30 years
Maturity		Aug. 01, 2047
Debt, gross		CAD 500	0
BC Rail series, non-interest bearing 90-year subordinated notes
Debt Instrument [Line Items]
Term of Issuance		90 years
Maturity		Jul. 14, 2094
Debt, gross		CAD 842	842
Net unamortized discount and debt issuance costs		(831)	(832)
LTD other disclosures
Discounted debt		CAD 11	CAD 10
Imputed interest rate		5.75%	5.75%	5.75%	5.75%
Canadian National series, 4.00% 50-year notes
Debt Instrument [Line Items]
Interest rate		4.00%		4.00%
Term of Issuance		50 years
Maturity		Sep. 22, 2065
Debt, gross		CAD 100	CAD 100
llinois Central series, 7.70% 100-year debentures
Debt Instrument [Line Items]
Interest rate		7.70%		7.70%
Term of Issuance		100 years
Maturity		Sep. 15, 2096
Debt, gross		CAD 157	CAD 168	$ 125	$ 125